Reporting Segments and Geographic Information (Details) - Schedule of revenue disaggregated by geography, based on the billing address of the Company’s - USD ($) $ in Thousands	6 Months Ended		12 Months Ended
	Jun. 30, 2022	Jun. 30, 2021	Dec. 31, 2021	Dec. 31, 2020
Reporting Segments and Geographic Information (Details) - Schedule of revenue disaggregated by geography, based on the billing address of the Company’s [Line Items]
Revenue	$ 16,539	$ 4,279	$ 15,068	$ 1,204
United States [Member]
Reporting Segments and Geographic Information (Details) - Schedule of revenue disaggregated by geography, based on the billing address of the Company’s [Line Items]
Revenue	14,858	3,882	13,774	1,115
Canada [Member]
Reporting Segments and Geographic Information (Details) - Schedule of revenue disaggregated by geography, based on the billing address of the Company’s [Line Items]
Revenue	614	91	387	37
United Kingdom [Member]
Reporting Segments and Geographic Information (Details) - Schedule of revenue disaggregated by geography, based on the billing address of the Company’s [Line Items]
Revenue	435	50	229	3
Other [Member]
Reporting Segments and Geographic Information (Details) - Schedule of revenue disaggregated by geography, based on the billing address of the Company’s [Line Items]
Revenue	$ 632	$ 256	$ 678	$ 49